Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Suppliers and contractors (Note 28)	₱ 85,903	₱ 75,322
Taxes (Note 27)	1,741	2,330
Carriers and other customers (Note 28)	1,469	1,336
Related parties (Notes 25 and 28)	200	300
Others	10,405	3,125
Accounts payable	₱ 99,718	₱ 82,413